NATIONWIDE VARIABLE INSURANCE TRUST
NVIT BlueprintSM Managed Growth & Income Fund

Supplement dated July 10, 2023
to the Summary Prospectus dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the Summary Prospectus is amended as follows:

1.	The table under the heading “Portfolio Management - Portfolio Managers” on page 7 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Core Sleeve
Christopher C. Graham	Chief Investment Officer, NFA	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies, NFA	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies, NFA	Since 2017

Volatility Overlay
Michael Charron, CFA, FRM	Investment Professional, NWAM	Since 2023
Thomas Christensen	Senior Investment Professional, NWAM	Since 2023
Joseph Hanosek	Senior Investment Professional, NWAM	Since 2023

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